FAIR VALUE (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value measurements
Other real estate held for sale	$ 3,212,000	$ 3,162,000	$ 5,562,000
Nonrecurring | Total
Fair value measurements
Impaired loans	4,687,000	7,993,000
Other real estate held for sale	3,212,000	3,162,000
Nonrecurring | Significant Unobservable Inputs (Level 3)
Fair value measurements
Impaired loans	4,687,000	7,993,000
Other real estate held for sale	3,212,000	3,162,000
Recurring
Fair value measurements
Other assets	0	0
Other liabilities	0	0
Recurring | Significant Unobservable Inputs (Level 3)
Fair value measurements
Assets	0	0
Liabilities	$ 0	$ 0